Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Gains (losses) on cash flow hedges - tax expense (benefit)	$ 30,145	$ (18,344)
Reclassification adjustments on cash flow hedges - tax expense (benefit)	(29,102)	17,183
Cash flow hedges tax expense (benefit)	1,043	(1,161)
(Loss) gain on pension - tax (benefit) expense	$ (227)	$ 72	$ 528
Foreign currency translation adjustments tax (benefit)			$ 854